CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Current Assets:
Cash	$ 40,389	$ 95,815	$ 588
Marketable securities	1,260,000	1,260,000	0
Accounts receivable	0	300,708	0
Investment tax credits	3,546,414	0
Inventory	517,000	517,000	0
Notes receivable	140,591	0
Other current assets	5,209	4,583	0
Total Current Assets	5,509,603	2,178,106	588
Fixed assets, net	20,858,735	7,822,463	0
Intangible assets, net	1,620,430	1,603,430	0
Crypto currency tokens	3,300,000	2,700,000	0
Notes receivable	11,676,591	150,000
Other assets	14,595,000	14,596,000
TOTAL ASSETS	57,560,359	29,049,999	588
Current Liabilities
Accounts payable		7,132,768	44,500
Credit cards payable	13,512	1,980	0
Accrued expenses & other current liabilities		82,470	241,627
Accrued project costs	1,583,825	6,148,304
Deferred Revenue, current	290,423	0
Accrued payroll & related amounts	128,762	0
Other current payables	202,470	82,470
Total Current Liabilities	2,218,992	6,232,754	286,127
Non-Current Liabilities
Accrued project costs	17,663,769	0
Notes payable	142,413	136,944	126,350
Deferred Revenue, Noncurrent	6,158,055	0
Total Non-Current Liabilities	23,964,237	136,944	126,350
TOTAL LIABILITIES	26,183,229	6,369,698	412,477
Stockholders' Equity (Deficit)
Preferred Stock, $0.0001 par value, 100,000,000 shares authorized, 0 and 0 shares issued and outstanding, respectively.	200	200	0
Common stock, $0.0001 par value, 10,000,000,000 shares authorized, 58,608,825 and 55,308,825 shares issued and outstanding respectively.	5,861	5,861	5,531
Additional paid-in capital	48,291,695	39,465,501	9,765,828
Subscription receivable		0	(5,500)
Accumulated deficit	(10,689,228)	(10,434,110)	(10,177,748)
Total Stockholders' Equity (Deficit)	37,608,528	29,037,452	(411,889)
Non-controlling interests	(6,231,398)	(6,357,151)	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 57,560,359	$ 29,049,999	$ 588